Other Loss (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 26, 2018
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)		$ (32,950,000)	$ 0	$ 0
Premiums paid Sale -leaseback transaction		(2,131,000)	0	0
Gain (loss) on bond repurchases		0	1,470,000	(10,601,000)
Credit loss provision		(2,490,000)	(901,000)	0
Accretion Expense		(1,792,000)	(3,260,000)	(1,556,000)
Miscellaneous income (loss)		239,000	1,153,000	(310,000)
Other loss		(12,776,000)	(1,538,000)	(12,467,000)
Petrojarl Foinaven FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)		(6,602,000)
Asset Retirement Obligation, Increase in Present value of Liability		2,700,000
Asset Retirement Obligation, Revision of Estimate		3,900,000
FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)			0	0
Teekay Parent
Other Income (Loss) [Line Items]
Other loss		$ (11,737,000)	20,572,000	(5,662,000)
Senior Notes due 2022 [Member]
Other Income (Loss) [Line Items]
Repayments of senior debt	$ 460,900,000
Debt Instrument, Face Amount	$ 250,000,000
Senior Notes Due 2020 [Member]
Other Income (Loss) [Line Items]
Gain (loss) on bond repurchases				$ 10,600,000
Senior Notes (8.5%) due January 15, 2020
Other Income (Loss) [Line Items]
Debt Instrument, Repurchased Face Amount			6,600,000
Debt Instrument, Repurchase Amount			$ 6,200,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%	9.25%	9.25%
Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Other Income (Loss) [Line Items]
Debt Instrument, Face Amount	$ 250,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%
Senior Notes due 2022 [Member] | Teekay Parent
Other Income (Loss) [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		9.25%	9.25%
Convertible Debt [Member] | Teekay Parent
Other Income (Loss) [Line Items]
Debt Instrument, Repurchased Face Amount			$ 12,800,000
Debt Instrument, Repurchase Amount			10,500,000
Debt Instrument, Face Amount					$ 125,000,000
Senior Notes Due 2020 [Member]
Other Income (Loss) [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.50%
Teekay Parent [Member]
Other Income (Loss) [Line Items]
Gain (loss) on bond repurchases			$ 1,500,000